November 7, 1996

Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549-1004


      Re: Citizens Trust Mutual Funds-File Nos. 002-80886 and 811-3626
          (the "Registrant"), Single Prospectus for the Working Assets Money Market, Citizens Income, Citizens Emerging Growth, Citizens Global Equity, Citizens Index and Muir California Tax-Free Portfolios, and three Statements of Additional Information for the aforementioned funds, each a series of the Registrant, dated September 30, 1996.

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statements of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 35 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on September 30, 1996.

If you have any questions regarding the enclosed materials, please call me at
(603) 436-5152.

     Very truly yours,
     [Signature of Sophia-Collier]
     Sophia Collier
     President